Debt (Details Textual) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 01, 2020	Aug. 14, 2020	Oct. 30, 2020	Jun. 30, 2016	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 26, 2021	Mar. 26, 2020
Debt (Textual)
Related party transaction, description		Two entities affiliated with WP signed a support letter committing funds up to $15.0 million available to Legacy SOC Telemed from August 2020 through December 2021. On September 3, 2020, Legacy SOC Telemed sold to WP $2.0 million aggregate principal amount of subordinated convertible promissory notes in a financing pursuant to this support letter. WP subsequently recommitted to fund up to $15.0 million available from September 2020 through December 31, 2021, subject to ongoing evaluations between the parties following the closing of the Merger Transaction, under a new support letter dated September 23, 2020, that superseded and replaced the August support letter (see Note 11). As discussed in Note 25, the support letter was terminated in connection with the acquisition of Access Physicians.	The Company modified the terms of 1,875,000 of the Founder Shares held by HCMC Sponsor LLC such that 50% of such shares will be forfeited if the share price of Class A common stock does not reach $12.50 for 20 out of 30 consecutive trading days and 50% of such shares will be forfeited if the share price of Class A common stock does not reach $15.00 for 20 out of 30 consecutive trading days, in each case, prior to the seventh anniversary of the Closing (See Note 16).
Debt borrowing principal, description							Legacy SOC Telemed also entered into a convertible bridge note purchase agreement with certain previous Legacy SOC Telemed stockholders which permitted Legacy SOC Telemed to borrow aggregate principal in the amount of $8.0 million. Legacy SOC Telemed borrowed $6.0 million of principal pursuant to such convertible bridge note purchase agreement in 2020 (see Note 11).
Interest expense					$ 100		$ 100
Debt issuance costs			$ 1,400
Payoff fee				6.00%
Estimated payoff fee				$ 4,700
Amortization of debt issuance costs and discount							12,200	$ 10,300
Fair value								81,000
Payoff of debt							1,200
Effective interest rate					9.25%
Interest rate					0.13%
Loan facility amount					$ 13,500
Term loan agreement, description					(i) the maintenance of minimum liquidity level of at least $5.0 million at all times; and (ii) minimum net revenues measured quarterly on a trailing twelve-month basis of at least $81.8 million on March 31, 2022, $88.2 million on June 30, 2022, $94.5 million on September 30, 2022, $100.9 million on December 31, 2022, and then 60% of projected net revenues in accordance with an annual plan to be submitted to the lenders commencing on March 31, 2023, and thereafter. The term loan agreement contains affirmative covenants which include the delivery of monthly consolidated financial information no later than 30 days after the last day of each month, quarterly consolidated balance sheet, income statement and cash flow statement covering such fiscal quarter no later than 45 days after the last day of each quarter, audited consolidated financial statements no later than 90 days after the last day of fiscal year or within 5 days of filing of the same with the SEC. The term loan agreement also contains negative covenants which, in certain circumstances, would limit the Company’s ability to engage in mergers or acquisitions and dispose of any of its subsidiaries. The Company was in compliance with all financial and negative covenants at March 31, 2021.
Interest at a rate per annum					7.47%
Loan amount					$ 2,000
Amortized amount					100
Paid in kind interest					20	$ 760	$ 2,577	$ 2,815
Original issuance cost					2,000
Aggregate proceeds					11,500
Loan origination costs					100
Amortized interest expenses					100
Outstanding principle amount					13,500
Interest expense					$ 200
Warburg Pincus [Member]
Debt (Textual)
Loan facility amount									$ 100,000
SLR Investment Corp [Member]
Debt (Textual)
Term loan agreement, description					the Company entered into a term loan agreement with SLR Investment Corp. (“Solar”) acting as a collateral agent on behalf of the individual lenders that committed to provide a senior secured term loan facility of up to $100.0 million. Under the term loan facility, $85.0 million was immediately available and borrowed on March 26, 2021 in two tranches consisting of $75.0 million (“Term A1 Loan”) and $10.0 million (“Term A2 Loan”). The remaining $15.0 million will be made available subject to the terms and conditions of the term loan agreement in two tranches as follows: (i) $2.5 million ($12.5 million if the Term A2 Loan is earlier prepaid) to be drawn by June 20, 2022 (“Term B Loan”) subject to no event of default as defined in the term loan agreement and the Company achieving the net revenue milestone of at least $55.0 million on a trailing six-month basis by June 20, 2022; and (ii) $12.5 million to be drawn by December 20, 2022 (“Term C Loan”) subject to no event of default as defined in the term loan agreement and the Company achieving the net revenue milestone of at least $65.0 million on a trailing six-month basis by December 20, 2022
Term D Loan [Member]
Debt (Textual)
Loan facility amount					$ 25,000
CRG Servicing LLC [Member]
Debt (Textual)
Interest expense					300
Paid in kind interest					800
Additional loan amount					2,500
Cash Interest					$ 1,700
Principal Loan amount										$ 13,500
Solar Term Loan Facility [Member]
Debt (Textual)
Effective interest rate					9.25%
Unsecured Subordinated Promissory Note [Member]
Debt (Textual)
Interest rate					9.55%
Bridge Note Agreement [Member]
Debt (Textual)
Related party transaction, description	The Merger Transaction, in August 2020, two entities affiliated with Warburg Pincus ("WP") committed to fund up to $15.0 million available from August 2020 through December 31, 2021, subject to ongoing evaluations between the parties following the closing of the Merger Transaction. After Legacy SOC Telemed borrowed $2 million in September 2020, WP subsequently recommitted to fund up to $15.0 million available from September 2020 through December 31, 2021, subject to ongoing evaluations between the parties following the closing of the Merger Transaction, under a new support letter dated September 23, 2020, that superseded and replaced the August support letter.
Debt borrowing principal, description							Under the Bridge Note Agreement, Legacy SOC Telemed was permitted to borrow aggregate principal of up to $8.0 million, pursuant to an initial closing and potential additional closings on or before January 29, 2021. As discussed above, the initial closing of $2.0 million occurred on September 3, 2020. Two additional closings of $2.0 million each occurred on September 28, 2020 and October 13, 2020 respectively.
Annual interest rate							13.00%
Debt issuance costs			$ 100